Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Borrowings

NOTE 11 – BORROWINGS

Due to the deconsolidation of Navios Containers on August 29, 2017, the indebtedness of Navios Containers has not been presented in the table below. Upon deconsolidation on August 29, 2017, the outstanding balance of Navios Containers’ credit facilities was $60,247.

Borrowings as of December 31, 2017 and December 31, 2016 consisted of the following:

	December 31, 2017	December 31, 2016
Term Loan B facility	$441,471	$386,292
Credit facilities	69,161	141,805

Total borrowings	$510,632	$528,097
Less: Long-term unamortized discount	(10,824)	(1,471)
Less: Current portion of long-term debt, net	(26,586)	(74,031)
Less: Deferred finance costs, net	(6,345)	(2,850)

Long-term debt, net	$466,877	$449,745

As of December 31, 2017, the total borrowings, net under the Navios Partners’ credit facilities, were $493,463.

Navios Partners

Term Loan B Credit Facility: In June 2013, Navios Partners completed the issuance of the $250,000 Term Loan B Credit Facility. On October 31, 2013 and November 1, 2013, Navios Partners completed the issuance of an $189,500 add-on to its existing Term Loan B Credit Facility.

On March 14, 2017, Navios Partners completed the issuance of a new $405,000 Term Loan B Credit Facility. The new Term Loan B Credit Facility bears an interest rate of LIBOR plus 500 bps, it is set to mature on September 14, 2020 and is repayable in equal quarterly installments of 1.25% of the initial principal amount. Navios Partners used the net proceeds of the Term Loan B Credit Facility to: (i) refinance the existing Term Loan B; and (ii) pay fees and expenses related to the Term Loan B. Following the refinancing of the Term Loan B Credit Facility, an amount of $1,880 and $1,275, was written-off from the deferred finance fees and discount, respectively. On August 10, 2017, Navios Partners completed the issuance of a $53,000 add-on to its existing Term Loan B Credit Facility. The add-on to the Term Loan B Credit Facility bore the same terms as the Term Loan B Credit Facility. Navios Partners used the net proceeds to partially finance the acquisition of three vessels.

The Term Loan B Credit Facility is secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral, and guaranteed by each subsidiary of Navios Partners.

The Term Loan B Agreement requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B Agreement also provides for customary events of default, prepayment and cure provisions.

As of December 31, 2017, the outstanding balance of the Term Loan B Credit Facility was $430,647, net of discount of $10,824, and is repayable in 10 quarterly installments of $5,733 with a final payment of $384,138 on the last repayment date. The final maturity date is September 14, 2020.

ABN AMRO Credit Facility: On June 23, 2016, Navios Partners entered into a new credit facility with ABN AMRO Bank N.V. (the “June 2016 Credit Facility”) of up to $30,000 to be used for the general corporate purposes of the Borrower. The June 2016 Credit Facility bore interest at LIBOR plus 400 bps per annum. The final maturity date was January 30, 2017. On January 12, 2017, Navios Partners fully repaid the June 2016 Credit Facility. As of December 31, 2017, there was no outstanding amount under this facility.

BNP Credit Facility: On June 26, 2017, Navios Partners entered into a new credit facility with BNP PARIBAS (the “June 2017 Credit Facility”) of up to $32,000 (divided into two tranches) in order to finance a portion of the purchase price payable in connection with the acquisition of the Navios Ace and the Navios Sol. On June 28, 2017, the first tranche of June 2017 Credit Facility of $17,000 was drawn. The first tranche is repayable in 14 equal consecutive quarterly installments of $386 each, with a final balloon payment of $10,824 to be repaid on the last repayment date. On July 18, 2017, the second tranche of June 2017 Credit Facility of $15,000 was drawn. The second tranche is repayable in 15 equal consecutive installments of $417 each, with a final balloon payment of $8,328 to be repaid on the last repayment date. The first and second tranche of the facility mature in the second and third quarter of 2021, respectively and bear interest at LIBOR plus 300 bps per annum. As of December 31, 2017, the outstanding balance of the June 2017 Credit facility was $30,811.

Commerzbank/DVB Credit Facility: On January 8, 2016, Navios Partners prepaid the 2016 installments in the amount of $16,235 of the Commerzbank/DVB Credit Facility (the “July 2012 Credit Facility”). On November 10, 2016, Navios Partners prepaid $28,052 in cash for the settlement of a nominal amount of $30,192 of the July 2012 Credit facility achieving a $2,140 gain on debt repayment. The prepayments of 2016 of this facility were accounted for as debt modification in accordance with ASC470 Debt. Following these prepayments, an amount of $161 was written-off from the deferred finance fees.

On June 28, 2017, Navios Partners entered into a new credit facility with DVB Bank S.E. of up to $39,000 (divided into four tranches) in order to refinance the existing July 2012 Credit Facility and an additional amount of $7,000 to partially finance the acquisition of the Navios Prosperity I. The facility matures in the third and second quarter of 2020, respectively, and bears interest at LIBOR plus 310 bps per annum. The amounts of $7,000 and $32,000 were drawn on June 30, 2017 and November 3, 2017, respectively. The three of the four tranches (total $32,000) are repayable in 12 quarterly installments of between approximately $1,143 and $1,500 each, with a final balloon payment of $16,500 to be repaid on the last repayment date. The fourth tranche is repayable in three equal consecutive quarterly installments of $325 each and seven equal consecutive installments of $250, with a final balloon of $3,625 to be repaid on the last repayment date. As of December 31, 2017, the outstanding balance of the July 2012 Credit facility was $38,350.

HSH Credit Facility: On April 16, 2015, Navios Partners, through certain of its wholly-owned subsidiaries, entered into a term loan facility agreement of up to $164,000 (divided into two tranches) with HSH Nordbank AG (the “April 2015 Credit Facility”), in order to finance a portion of the purchase price payable in connection with the acquisition of the MSC Cristina and one more super-post-panamax 13,100 TEU container vessel. On September 30, 2015, the second tranche of April 2015 Credit Facility of $83,000 was cancelled. The final maturity date was April 20, 2022. On January 12, 2017, Navios Partners fully repaid the April 2015 Credit Facility. Following the repayment, an amount of $516 was written-off from the deferred finance fees. As of December 31, 2017, there was no outstanding amount under this facility.

The Navios Holdings Credit Facility: In May 2015, Navios Partners entered into a term loan facility with Navios Holdings of up to $60,000 (the “Navios Holdings Credit Facility”). The Navios Holdings Credit Facility bore interest at LIBOR plus 300 bps. The final maturity date was January 2, 2017. In April 2016, the Company drew $21,000 from the Navios Holdings Credit Facility, which was fully repaid during April 2016. Following this prepayment, an amount of $600 was written off from the deferred finance fees. As of December 31, 2017, there was no outstanding amount under this facility.

Amounts drawn under the credit facilities are secured by first preferred mortgages on certain Navios Partners’ vessels and other collateral and are guaranteed by the respective vessel-owning subsidiaries. The Credit Facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.

The Credit Facilities require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 120% to 140%; (ii) minimum free consolidated liquidity in an amount equal to at least $650 per owned vessel; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in our credit facilities) ranging of less than 0.75; and (v) maintain a minimum net worth to $135,000.

It is an event of default under the credit facilities if such covenants are not complied with in accordance with the terms and subject to the prepayment or cure provision of the facility.

As of December 31, 2017, Navios Partners was in compliance with the financial covenants and/or the prepayment and/or the cure provisions as applicable in each of its credit facilities.

The maturity table below reflects the gross principal payments due under its credit facilities for the 12-month periods ended December 31:

Year	Amount
2018	$33,370
2019	32,074
2020	424,013
2021	21,175
2022	—
2023 and thereafter	—

Total	$510,632